VESSEL UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Capital Leased Assets

(in thousands of $)	2017	2016
Cost	168,840	168,577
Accumulated depreciation and amortization	(62,895)	(57,391)
Net book value	105,945	111,186